FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments

September 30, 2020

(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
ENERGY — 0.2%
PHI Group, Inc.(a)(b)(c)(d)	23,814	$172,652
PHI Group, Inc., Restricted(a)(b)(c)(d)	51,478	373,215
		$545,867

TOTAL COMMON STOCKS — 0.2% (Cost $615,785)		$545,867

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.6%
AGENCY — 1.2%
Federal Home Loan Mortgage Corp. K042 A1 — 2.267% 6/25/2024	$210,217	$217,303
Federal Home Loan Mortgage Corp. K024 A2 — 2.573% 9/25/2022	93,000	96,196
Government National Mortgage Association 2014-169 A — 2.600% 11/16/2042	630,939	638,570
Government National Mortgage Association 2015-21 A — 2.600% 11/16/2042	267,745	269,387
Government National Mortgage Association 2014-148 A — 2.650% 11/16/2043	879,346	891,766
Government National Mortgage Association 2014-138 A — 2.700% 1/16/2044	66,721	67,469
Government National Mortgage Association 2010-161 B — 3.000% 7/16/2040	17,190	17,245
Government National Mortgage Association 2019-39 A — 3.100% 5/16/2059	1,035,295	1,067,300
		$3,265,236
AGENCY STRIPPED — 0.9%
Government National Mortgage Association 2015-19 IO — 0.718% 1/16/2057(e)	$3,292,308	$130,631
Government National Mortgage Association 2015-7 IO — 0.722% 1/16/2057(e)	3,576,113	146,488
Government National Mortgage Association 2020-42 IO — 1.056% 3/16/2062(e)	5,737,594	505,295
Government National Mortgage Association 2020-75, VRN — 1.165% 2/16/2062(e)	9,470,636	837,252
Government National Mortgage Association 2020-71, VRN — 1.206% 1/16/2062(e)	4,718,020	432,105
Government National Mortgage Association 2020-43, VRN — 1.357% 11/16/2061(e)	3,823,159	368,682
		$2,420,453
NON-AGENCY — 10.5%
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(f)	$909,000	$909,025
Citigroup Commercial Mortgage Trust 2012-GC8 AAB — 2.608% 9/10/2045	471,253	477,417
Citigroup Commercial Mortgage Trust 2013-GC11 AAB — 2.690% 4/10/2046	56,522	57,538
Citigroup Commercial Mortgage Trust 2013-GC11 A3 — 2.815% 4/10/2046	744,604	769,598
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	301,190	309,383
Citigroup Commercial Mortgage Trust 2013-GC11 A4 — 3.093% 4/10/2046	90,000	94,499
Citigroup Commercial Mortgage Trust 2013-GC11 AS — 3.422% 4/10/2046	800,000	837,825
COMM 2013-CCRE7 Mortgage Trust 2013-CR7 A4 — 3.213% 3/10/2046	1,153,226	1,206,293
COMM Mortgage Trust 2012-CR5 A3 — 2.540% 12/10/2045	874,342	896,061
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	1,359,220	1,410,797
COMM Mortgage Trust 2012-CR2 A4 — 3.147% 8/15/2045	297,000	306,195
COMM Mortgage Trust 2015-CR22 A3 — 3.207% 3/10/2048	179,000	183,316
CoreVest American Finance Trust 2018-1 A — 3.804% 6/15/2051(f)	596,847	625,197
DBUBS Mortgage Trust 2011-LC3A AM, VRN — 5.513% 8/10/2044(e)(f)	500,000	508,237
GS Mortgage Securities Corp. II 2015-GC30 AAB — 3.120% 5/10/2050	465,394	482,554
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(f)	988,000	991,478
Hawaii Hotel Trust I 2019-MAUI C, 1M USD LIBOR + 1.650%, FRN — 1.802% 5/15/2038(e)(f)	1,384,000	1,259,491

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI A — 2.798% 10/5/2031(f)	$602,000	$598,358
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3 — 2.829% 10/15/2045	468,258	482,313
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 AS — 3.424% 10/15/2045(f)	687,000	706,633
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(f)	923,772	942,350
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	907,835	961,505
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A4 — 2.858% 11/15/2045	226,723	232,528
RETL P 2019-RVP B, 1M USD LIBOR + 1.55%, FRN — 1.702% 3/15/2036(e)(f)	735,000	678,090
UBS Commercial Mortgage Trust 2012-C1 AAB — 3.002% 5/10/2045	59,706	60,228
UBS Commercial Mortgage Trust 2012-C1 A3 — 3.400% 5/10/2045	2,093,948	2,146,482
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5 — 2.850% 12/10/2045	1,697,000	1,759,194
VCC Trust 2020-MC1 A, VRN — 4.500% 6/25/2045(e)(f)	845,354	833,216
VNDO E Mortgage Trust 2012-6AVE A — 2.996% 11/15/2030(f)	109,000	111,804
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(f)	1,250,000	1,286,961
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	1,179,532	1,217,544
Wells Fargo Commercial Mortgage Trust 2014-LC18 ASB — 3.244% 12/15/2047	852,032	894,991
WFRBS Commercial Mortgage Trust 2012-C8 AFL, 1M USD LIBOR + 1.000%, FRN — 1.151% 8/15/2045(e)(f)	824,426	825,528
WFRBS Commercial Mortgage Trust 2013-C11 A3 — 2.695% 3/15/2045	163,402	167,823
WFRBS Commercial Mortgage Trust 2012-C9 A3 — 2.870% 11/15/2045	1,345,775	1,388,822
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	1,254,000	1,283,849
WFRBS Commercial Mortgage Trust 2013-C11 A4 — 3.037% 3/15/2045	300,000	310,241
WFRBS Commercial Mortgage Trust 2013-C11 A5 — 3.071% 3/15/2045	246,000	255,504
		$28,468,868

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $33,882,000)		$34,154,557

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.4%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.5%
Federal Home Loan Mortgage Corp. 4336 WV — 3.000% 10/15/2025	$596,132	$612,658
Federal Home Loan Mortgage Corp. 4235 QE — 3.000% 8/15/2031	170,043	176,379
Federal Home Loan Mortgage Corp. 4162 P — 3.000% 2/15/2033	607,086	636,321
Federal National Mortgage Association 2012-47 HA — 1.500% 5/25/2027	233,084	235,336
Federal National Mortgage Association 2013-35 QB — 1.750% 2/25/2043	1,048,918	1,067,875
Federal National Mortgage Association 4220 EH — 2.500% 6/15/2028	191,938	197,154
Federal National Mortgage Association 4387 VA — 3.000% 2/15/2026	786,689	812,963
Federal National Mortgage Association 2012-144 PD — 3.500% 4/25/2042	154,333	164,025
		$3,902,711
AGENCY POOL FIXED RATE — 0.1%
Federal National Mortgage Association AL1576 — 4.000% 3/1/2027	$244,634	$261,601
Federal National Mortgage Association FM1102 — 4.000% 3/1/2031	101,766	107,997
		$369,598

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
AGENCY STRIPPED — 0.1%
Federal National Mortgage Association 284 1 — 0.000% 7/25/2027(g)	$259,608	$248,197

NON-AGENCY — 0.6%
PRPM 2020 -3 LLC — 2.857% 9/25/2025(b)(f)	$1,705,000	$1,704,971

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.1%
Bravo Residential Funding Trust 2019-1 A1C — 3.500% 3/25/2058(f)	$761,802	$782,838
CIM Trust 2017-7 A, VRN — 3.000% 4/25/2057(e)(f)	110,707	113,851
CIM Trust 2018-R3 A1, VRN — 5.000% 12/25/2057(e)(f)	666,660	704,546
Finance of America HECM Buyout 2020-HB2 A, VRN — 1.710% 7/25/2030(e)(f)	1,560,909	1,563,787
Finance of America HECM Buyout 2020-HB1 M1, VRN — 2.105% 2/25/2030(e)(f)	198,000	199,261
Finance of America HECM Buyout 2019-AB1 A — 2.656% 12/27/2049(f)	423,722	423,557
Nationstar HECM Loan Trust 2020-1A A1, VRN — 1.269% 9/25/2030(b)(e)(f)	2,416,000	2,416,000
Nationstar HECM Loan Trust 2020-1A M1, VRN — 1.472% 9/25/2030(b)(e)(f)	673,000	673,000
Nationstar HECM Loan Trust 2020-1A M2, VRN — 1.972% 9/25/2030(b)(e)(f)	602,000	602,000
Nationstar HECM Loan Trust 2019-2A M1, VRN — 2.359% 11/26/2029(b)(e)(f)	130,000	129,711
Nationstar HECM Loan Trust 2019-1A M1, VRN — 2.664% 6/25/2029(e)(f)	1,008,000	1,013,727
RCO V Mortgage LLC 2020-1 A1 — 3.105% 9/25/2025(f)(h)	1,542,000	1,537,825
Towd Point Mortgage Trust 2017-2 A1, VRN — 2.750% 4/25/2057(e)(f)	1,197,877	1,227,148
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.000% 1/25/2058(e)(f)	59,634	61,884
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.250% 3/25/2058(e)(f)	1,082,276	1,150,389
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.250% 7/25/2058(e)(f)	134,770	140,880
VCAT LLC 2020-NPL1 A1 — 3.671% 8/25/2050(f)(h)	1,088,283	1,088,173
		$13,828,577

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $19,804,429)		$20,054,054

ASSET-BACKED SECURITIES — 69.3%
AUTO — 16.3%
Ally Auto Receivables Trust 2019-1 A4 — 3.020% 4/15/2024	$252,000	$264,353
American Credit Acceptance Receivables Trust 2020-3 C — 1.850% 6/15/2026(f)	1,033,000	1,038,363
American Credit Acceptance Receivables Trust 2020-2 B — 2.480% 9/13/2024(f)	340,000	351,978
CarMax Auto Owner Trust 2019-3 A3 — 2.180% 8/15/2024	919,000	944,086
CarMax Auto Owner Trust 2017-3 C — 2.720% 5/15/2023	240,000	244,705
CarMax Auto Owner Trust 2019-1 A4 — 3.260% 8/15/2024	200,000	211,917
CarMax Auto Owner Trust 2018-3 A4 — 3.270% 3/15/2024	600,000	628,972
CarMax Auto Owner Trust 2019-1 B — 3.450% 11/15/2024	107,000	112,690
CarMax Auto Owner Trust 2018-4 B — 3.670% 5/15/2024	95,000	97,749
DT Auto Owner Trust 2020-3A B — 0.910% 12/16/2024(f)	395,000	394,753
DT Auto Owner Trust 2020-3A C — 1.470% 6/15/2026(f)	2,884,000	2,892,107
DT Auto Owner Trust 2020-2A B — 2.080% 3/16/2026(f)	361,000	368,741
Exeter Automobile Receivables Trust 2020-3A B — 0.790% 9/16/2024	565,000	564,430
Exeter Automobile Receivables Trust 2020-3A C — 1.320% 7/15/2025	2,884,000	2,889,912
Exeter Automobile Receivables Trust 2020-2A B — 2.080% 7/15/2024(f)	590,000	598,323
Ford Credit Auto Lease Trust 2020-B C — 1.700% 2/15/2025	348,000	347,816
Ford Credit Auto Lease Trust 2020-A A4 — 1.880% 5/15/2023	320,000	327,401
Ford Credit Auto Lease Trust 2020-A B — 2.050% 6/15/2023	1,500,000	1,530,284
Ford Credit Auto Lease Trust 2019-B B — 2.360% 1/15/2023	494,000	494,295
Ford Credit Auto Owner Trust 2020-A A2 — 1.030% 10/15/2022	1,652,271	1,657,775

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Ford Credit Auto Owner Trust 2019-A A4 — 2.850% 8/15/2024	$676,000	$710,989
GM Financial Automobile Leasing Trust 2020-3 C — 1.110% 10/21/2024	1,000,000	999,963
GM Financial Automobile Leasing Trust 2020-1 B — 1.840% 12/20/2023	255,000	257,504
GM Financial Automobile Leasing Trust 2019-2 B — 2.890% 3/20/2023	1,000,000	1,018,924
Honda Auto Receivables Owner Trust 2020-2 A2 — 0.740% 11/15/2022	247,000	247,664
Honda Auto Receivables Owner Trust 2020-1 A3 — 1.610% 4/22/2024	1,007,000	1,030,679
Honda Auto Receivables Owner Trust 2019-3 A3 — 1.780% 8/15/2023	523,000	532,375
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.540% 3/21/2025	1,000,000	1,043,760
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.900% 6/18/2024	355,000	369,785
Honda Auto Receivables Owner Trust 2018-4 A4 — 3.300% 7/15/2025	155,000	161,993
Hyundai Auto Lease Securitization Trust 2020-A A4 — 2.000% 12/15/2023(f)	778,000	797,898
Hyundai Auto Lease Securitization Trust 2020-A B — 2.120% 5/15/2024(f)	656,000	673,851
Hyundai Auto Lease Securitization Trust 2019-A A2 — 2.920% 7/15/2021(f)	22,170	22,190
Hyundai Auto Lease Securitization Trust 2019-A B — 3.250% 10/16/2023(f)	334,000	337,160
Hyundai Auto Receivables Trust 2019-A A4 — 2.710% 5/15/2025	1,000,000	1,043,390
Legal Fee Funding — 8.000% 7/20/2036(f)	267,664	276,885
Mercedes-Benz Auto Lease Trust 2020-A A4 — 1.880% 9/15/2025	1,438,000	1,468,459
Nissan Auto Lease Trust 2020-A A4 — 1.880% 4/15/2025	1,442,000	1,470,060
Nissan Auto Receivables Owner Trust 2019-C A3 — 1.930% 7/15/2024	575,000	589,046
Nissan Auto Receivables Owner Trust 2019-A A4 — 3.000% 9/15/2025	252,000	265,663
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.160% 12/16/2024	435,000	444,869
Prestige Auto Receivables Trust 2019-1A B — 2.530% 1/16/2024(f)	263,000	266,878
Santander Consumer Auto Receivables Trust 2020-AA B — 2.260% 12/15/2025(f)	688,000	713,224
Santander Drive Auto Receivables Trust 2020-2 B — 0.960% 11/15/2024	450,000	450,780
Santander Drive Auto Receivables Trust 2020-3 C — 1.120% 1/15/2026	1,240,000	1,239,284
Toyota Auto Receivables Owner Trust 2020-A A3 — 1.660% 5/15/2024	1,063,000	1,086,064
Toyota Auto Receivables Owner Trust 2019-C A3 — 1.910% 9/15/2023	238,000	242,487
Toyota Auto Receivables Owner Trust 2019-A A4 — 3.000% 5/15/2024	252,000	265,101
Volkswagen Auto Lease Trust 2019-A A4 — 2.020% 8/20/2024	259,000	264,206
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A — 0.930% 12/20/2022	1,746,000	1,752,392
Westlake Automobile Receivables Trust 2020-2A C — 2.010% 7/15/2025(f)	530,000	537,493
Westlake Automobile Receivables Trust 2020-1A C — 2.520% 4/15/2025(f)	1,543,000	1,580,247
World Omni Auto Receivables Trust 2019-C A3 — 1.960% 12/16/2024	650,000	664,401
World Omni Auto Receivables Trust 2017-B B — 2.370% 5/15/2024	350,000	351,144
World Omni Auto Receivables Trust 2018-A B — 2.890% 4/15/2025	1,022,000	1,032,054
World Omni Auto Receivables Trust 2018-B A4 — 3.030% 6/17/2024	1,013,000	1,053,737
World Omni Auto Receivables Trust 2019-A A3 — 3.040% 5/15/2024	859,000	879,523
World Omni Auto Receivables Trust 2019-A B — 3.340% 6/16/2025	252,000	266,611
World Omni Automobile Lease Securitization Trust 2020-A A3 — 1.700% 1/17/2023	792,000	808,255
World Omni Automobile Lease Securitization Trust 2019-B A4 — 2.070% 2/18/2025	338,000	338,985
World Omni Automobile Lease Securitization Trust 2019-B B — 2.130% 2/18/2025	190,000	187,360
World Omni Automobile Lease Securitization Trust 2019-A B — 3.240% 7/15/2024	529,000	544,049
		$44,248,032
COLLATERALIZED LOAN OBLIGATION — 25.0%
AGL CLO 6 Ltd. 2020-6A E, 3M USD LIBOR + 7.480%, FRN — 7.731% 7/20/2031(e)(f)	$500,000	$493,718
AGL CLO 7 Ltd. 2020-7A A1, 3M USD LIBOR + 1.800%, FRN — 2.050% 7/15/2031(e)(f)	2,030,000	2,034,653

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
AGL CLO 7 Ltd. 2020-7A E, 3M USD LIBOR + 7.480%, FRN — 7.730% 7/15/2031(e)(f)	$1,715,000	$1,663,042
AGL Core CLO 8 Ltd. 2020-8A A1, 3M USD LIBOR + 1.500%, FRN — 1.000% 10/20/2031(e)(f)	2,502,000	2,502,000
Anchorage Capital CLO 16 Ltd. 2020-16A A, 3M USD LIBOR + 1.400%, FRN — 1.000% 10/20/2031(e)(f)	1,827,000	1,827,000
Battalion CLO 18 Ltd. 2020-18A A1, 3M USD LIBOR + 1.800%, FRN — 1.000% 10/15/2032(e)(f)	1,052,000	1,054,739
Canyon Capital CLO Ltd. 2014-2A AS, 3M USD LIBOR + 1.250%, FRN — 1.525% 4/15/2029(e)(f)	627,000	623,027
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1R, 3M USD LIBOR + 0.780%, FRN — 1.025% 4/27/2027(e)(f)	456,223	452,455
Cayuga Park CLO Ltd. 2020 1A E — 7.562% 7/17/2031(e)(f)	1,066,000	1,058,173
Cerberus Corporate Credit Solutions Fund — 1.805% 10/15/2030(e)(f)	1,247,000	1,201,639
Cerberus Loan Funding XXI LP 2017-4A A, 3M USD LIBOR + 1.45%, FRN — 1.725% 10/15/2027(e)(f)	791,244	786,470
Cerberus Loan Funding XXIII LP 2018-2A A, 3M USD LIBOR + 1.00%, FRN — 1.275% 4/15/2028(e)(f)	566,358	561,587
Cerberus Loan Funding XXVIII LP 2020-1A A, 3M USD LIBOR + 1.850%, FRN — 1.000% 10/15/2031(e)(f)	2,412,000	2,412,000
Cerberus Loan Funding XXVIII LP 2020-1A D, 3M USD LIBOR + 5.300%, FRN — 1.000% 10/15/2031(e)(f)	2,236,000	2,235,998
CIFC Funding Ltd. 2020-2A E, 3M USD LIBOR + 7.635%, FRN — 7.918% 8/24/2032(e)(f)	1,595,000	1,598,917
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	362,000	363,942
Elm Trust 2020-3A B — 4.481% 8/20/2029(f)	897,000	901,587
Fortress Credit Opportunities — 2.518% 7/15/2028(e)(f)	1,698,000	1,698,504
Fortress Credit Opportunities FCO 2020 13A C 144A — 4.268% 7/15/2028(e)(f)	711,000	710,987
Fortress Credit Opportunities FCO 2020 13A D 144A — 4.318% 7/15/2028(e)(f)	1,422,000	1,311,017
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, 3M USD LIBOR + 1.55%, FRN — 1.830% 11/15/2029(e)(f)	2,193,000	2,178,759
Fortress Credit Opportunities IX CLO Ltd. 2017-9A AFR2 — 2.530% 11/15/2029(b)(f)	1,069,000	1,070,604
Fortress Credit Opportunities VII CLO Ltd. 2016-7A BR, 3M USD LIBOR + 2.45%, FRN — 2.700% 12/15/2028(e)(f)	329,000	322,770
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.49%, FRN — 7.740% 12/15/2028(e)	246,000	215,280
Golub Capital BDC CLO 4 LLC 2020-1A A1, 3M USD LIBOR + 2.350%, FRN — 2.554% 11/5/2032(e)(f)	2,002,000	2,001,952
Golub Capital Partners CLO Ltd. 2020-49A A1 — 2.779% 7/20/2032(e)(f)	777,000	776,960
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(f)	1,188,000	1,198,480
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(f)	666,000	671,951
Ivy Hill Middle Market Credit Fund IX Ltd. 9A CR, FRN — 2.622% 1/18/2030(e)(f)	2,092,000	1,974,239
Ivy Hill Middle Market Credit Fund X Ltd. 10A A1AR, 3M USD LIBOR + 1.25%, FRN — 1.522% 7/18/2030(e)(f)	227,000	218,961
Jamestown CLO VII Ltd. 2015-7A A1R, 3M USD LIBOR + 0.83%, FRN — 1.075% 7/25/2027(e)(f)	338,849	336,594
Kayne CLO 8 Ltd. 2020-8A E, 3M USD LIBOR + 7.150%, FRN — 7.395% 7/15/2031(e)(f)	2,091,000	2,052,204
KKR CLO 17 Ltd. 17 A, 3M USD LIBOR + 1.340%, FRN — 1.615% 4/15/2029(e)(f)	750,000	746,646

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
KKR CLO 18 Ltd. 18 A, 3M USD LIBOR + 1.270%, FRN — 1.542% 7/18/2030(e)(f)	$800,000	$794,315
Madison Park Funding XIII Ltd. 2014-13A AR2, 3M USD LIBOR + 0.950%, FRN — 1.222% 4/19/2030(e)(f)	550,000	545,405
Nassau Ltd. 2017-IA A1AS, 3M USD LIBOR + 1.150%, FRN — 1.425% 10/15/2029(e)(f)	944,000	931,875
Ocean Trails CLO IX 2020-9A A1, 3M USD LIBOR + 1.870%, FRN — 2.153% 10/15/2029(e)(f)	250,000	249,411
Ocean Trails CLO X 2020-10A A1, 3M USD LIBOR + 1.550%, FRN — 1.000% 10/15/2031(e)(f)	1,857,000	1,856,998
Octagon Investment Partners 35 Ltd. 2018-1A A1A, FRN — 1.332% 1/20/2031(e)(f)	1,249,000	1,231,838
Octagon Investment Partners 46 Ltd. 2020-2A E, 3M USD LIBOR + 7.860%, FRN — 8.109% 7/15/2033(e)(f)	2,097,000	2,102,494
Octagon Investment Partners 48 Ltd. 2020-3A E, 3M USD LIBOR + 7.660%, FRN — 1.000% 10/20/2031(e)(f)	300,000	295,737
Owl Rock CLO III Ltd. 2020-3A A1L, 3M USD LIBOR + 1.800%, FRN — 2.072% 4/20/2032(e)(f)	800,000	781,857
Palmer Square CLO Ltd. 2019-1A A1, 3M USD LIBOR + 1.05%, FRN — 1.322% 4/20/2027(e)(f)	365,440	363,987
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 1.450% 5/15/2026(e)(f)	161,429	160,836
Sound Point CLO XII Ltd. 2016-2A AR, 3M USD LIBOR + 1.29%, FRN — 1.562% 10/20/2028(e)(f)	514,000	510,661
Sound Point CLO XVII Ltd. 2017-3A A1A, 3M USD LIBOR + 1.220%, FRN — 1.492% 10/20/2030(e)(f)	533,000	524,578
Sound Point CLO XVII Ltd. 2017-3A A1B, 3M USD LIBOR + 1.220%, FRN — 1.492% 10/20/2030(e)(f)	533,000	524,578
Stratus CLO Ltd. 2020-2A D, 3M USD LIBOR + 3.650%, FRN — 3.918% 10/15/2028(e)(f)	1,182,000	1,182,670
Symphony CLO XII Ltd. 2013-12A AR, 3M USD LIBOR + 1.030%, FRN — 1.305% 10/15/2025(e)(f)	611,500	609,665
Symphony CLO XIX Ltd. 2018-19A A, 3M USD LIBOR + 0.960%, FRN — 1.231% 4/16/2031(e)(f)	800,000	788,490
Telos CLO Ltd. 2014-5A A1R, 3M USD LIBOR + 0.95%, FRN — 1.223% 4/17/2028(e)(f)	244,111	241,885
Telos CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.300% — 1.573% 7/17/2026(e)(f)	425,072	423,923
Trinitas CLO V Ltd. 2016-5A AR, 3M USD LIBOR + 1.39%, FRN — 1.635% 10/25/2028(e)(f)	628,000	623,776
VCO CLO LLC 2018-1A A, 3M USD LIBOR + 1.50%, FRN — 1.772% 7/20/2030(e)(f)	249,682	245,898
Venture 35 CLO Ltd. 2018-35A AS, 3M USD LIBOR + 1.150%, FRN — 1.408% 10/22/2031(e)(f)	155,000	154,148
Venture CDO Ltd., 3M USD LIBOR + 0.88%, FRN — 1.155% 4/15/2027(e)(f)	1,097,829	1,082,247
Venture XXIX CLO Ltd. 2017-29A A, 3M USD LIBOR + 1.280%, FRN — 1.560% 9/7/2030(e)(f)	676,000	665,116
Venture XXV CLO Ltd. 2016-25A AR, 3M USD LIBOR + 1.230%, FRN — 1.502% 4/20/2029(e)(f)	577,000	573,824
Vericrest Opportunity Loan Transferee LLC 2014-NPL4 A1 — 3.967% 4/25/2050(f)(h)	527,309	531,260
Voya CLO Ltd. 2020-2A E, 3M USD LIBOR + 7.850%, FRN — 8.035% 7/19/2031(e)(f)	2,304,000	2,283,458
Wellfleet CLO Ltd. 2016-1A AR, 3M USD LIBOR + 0.910% — 1.182% 4/20/2028(e)(f)	337,889	334,539

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Whitebox CLO II Ltd. 2020-2A A1, 3M USD LIBOR + 1.750%, FRN — 1.992% 10/24/2031(e)(f)	$2,586,000	$2,587,397
Woodmont Trust — 1.000% 10/18/2032(b)(e)	2,799,000	2,799,000
Zais CLO 14 Ltd. 2020-14A A1A, 3M USD LIBOR + 1.400%, FRN — 2.380% 4/15/2032(e)(f)	1,394,000	1,385,913
Zais CLO 5 Ltd. 2016-2A A1, 3M USD LIBOR + 1.530%, FRN — 1.805% 10/15/2028(e)(f)	492,267	488,555
Zais CLO 7 LLC 2017-2A A, 3M USD LIBOR + 1.290%, FRN — 1.565% 4/15/2030(e)(f)	625,125	615,133
		$67,748,322
CREDIT CARD — 2.4%
American Express Credit Account Master Trust 2019-2 A — 2.670% 11/15/2024	$268,000	$278,112
American Express Credit Account Master Trust 2019-2 B — 2.860% 11/15/2024	1,160,000	1,192,694
American Express Credit Account Master Trust 2019-1 A — 2.870% 10/15/2024	1,545,000	1,604,789
Barclays Dryrock Issuance Trust 2019-1 A — 1.960% 5/15/2025	869,000	893,119
Capital One Multi-Asset Execution Trust 2019-A2 A2 — 1.720% 8/15/2024	49,000	50,338
Discover Card Execution Note Trust 2019-A1 A1 — 3.040% 7/15/2024	174,000	180,273
Synchrony Card Funding LLC 2019-A2 A — 2.340% 6/15/2025	1,144,000	1,180,307
Synchrony Card Funding LLC 2019-A1 A — 2.950% 3/15/2025	989,000	1,022,706
		$6,402,338
EQUIPMENT — 17.6%
ARI Fleet Lease Trust 2018-B A3 — 3.430% 8/16/2027(f)	$380,000	$393,223
Ascentium Equipment Receivables 2019-2A A3 — 2.190% 11/10/2026(f)	718,000	730,444
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.970% 3/20/2024(f)	268,000	276,529
Avis Budget Rental Car Funding AESOP LLC 2017-1A A — 3.070% 9/20/2023(f)	2,192,000	2,255,358
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.450% 3/20/2023(f)	254,000	259,916
Chesapeake Funding II LLC 2017-3A A1 — 1.910% 8/15/2029(f)	552,596	553,593
Chesapeake Funding II LLC 2017-2A A1 — 1.990% 5/15/2029(f)	114,831	114,541
Chesapeake Funding II LLC 2020-1A C — 2.140% 8/16/2032(f)	368,000	367,784
Chesapeake Funding II LLC 2017-4A C — 2.760% 11/15/2029(f)	286,000	285,821
Chesapeake Funding II LLC 2018-1A A1 — 3.040% 4/15/2030(f)	1,216,512	1,243,116
Chesapeake Funding II LLC — 3.110% 4/15/2031(f)	676,000	682,261
Chesapeake Funding II LLC 2018-2A A1 — 3.230% 8/15/2030(f)	1,347,160	1,366,686
CNH Equipment Trust 2020-A A2 — 1.080% 7/17/2023	683,000	686,591
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(f)	2,204,933	2,065,322
Daimler Trucks Retail Trust 2020-1 A2 — 1.140% 4/15/2022	185,315	185,760
Daimler Trucks Retail Trust 2019-1 A4 — 2.790% 5/15/2025(f)	1,000,000	1,005,630
Dell Equipment Finance Trust 2019-2 A3 — 1.910% 10/22/2024(f)	1,470,000	1,487,266
Dell Equipment Finance Trust 2020-2 D — 1.920% 3/23/2026(f)	745,000	744,771
Dell Equipment Finance Trust 2019-2 B — 2.060% 10/22/2024(f)	1,073,000	1,075,054
Dell Equipment Finance Trust 2019-1 A2 — 2.780% 8/23/2021(f)	154,792	155,340
Dell Equipment Finance Trust 2019-1 B — 2.940% 3/22/2024(f)	1,294,000	1,321,778
Dell Equipment Finance Trust 2018-2 A3 — 3.370% 10/22/2023(f)	552,938	558,188
Dell Equipment Finance Trust 2018-2 C — 3.720% 10/22/2023(f)	1,777,000	1,786,948
Dell Equipment Finance Trust 2020-1 C — 4.260% 6/22/2023(f)	664,000	674,765
Enterprise Fleet Financing LLC 2020-1 A2 — 1.780% 12/22/2025(f)	549,000	557,344
Enterprise Fleet Financing LLC 2019-1 A2 — 2.980% 10/20/2024(f)	989,734	1,005,927
Enterprise Fleet Financing LLC 2018-1 A3 — 3.100% 10/20/2023(f)	2,195,000	2,233,568

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Enterprise Fleet Financing LLC 2018-2 A2 — 3.140% 2/20/2024(f)	$736,828	$744,155
Enterprise Fleet Financing LLC 2018-3 A2 — 3.380% 5/20/2024(f)	273,624	277,862
Great American Auto Leasing, Inc. 2019-1 B — 3.370% 2/18/2025(f)	252,000	258,738
GreatAmerica Leasing Receivables Funding LLC 2019-1 A4 — 3.210% 2/18/2025(f)	250,000	257,842
GreatAmerica Leasing Receivables Funding LLC Series 2020-1 A3 — 1.760% 8/15/2023(f)	369,000	372,276
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 B — 2.990% 6/17/2024(f)	255,000	254,945
HPEFS Equipment Trust 2020-1A A2 — 1.730% 2/20/2030(f)	125,000	125,940
HPEFS Equipment Trust 2020-1A B — 1.890% 2/20/2030(f)	175,000	177,571
HPEFS Equipment Trust 2020-2A C — 2.000% 7/22/2030(f)	711,000	711,577
HPEFS Equipment Trust 2020-1A C — 2.030% 2/20/2030(f)	815,000	822,903
HPEFS Equipment Trust 2019-1A B — 2.320% 9/20/2029(f)	100,000	99,386
John Deere Owner Trust 2019 A A4 — 3.000% 1/15/2026	532,000	556,749
Kubota Credit Owner Trust 2020-1A A1 — 1.500% 5/17/2021(f)	57,781	57,791
Kubota Credit Owner Trust 2020-1A A2 — 1.920% 12/15/2022(f)	611,000	618,193
Kubota Credit Owner Trust 2018-1A A4 — 3.210% 1/15/2025(f)	730,000	754,748
Navistar Financial Dealer Note Master Trust 2020-1 A, 1M USD LIBOR + 0.950%, FRN — 1.098% 7/25/2025(e)(f)	1,572,000	1,577,388
Navistar Financial Dealer Note Master Trust 2020-1 C, 1M USD LIBOR + 2.150%, FRN — 2.298% 7/25/2025(e)(f)	1,063,000	1,063,013
NextGear Floorplan Master Owner Trust 2019-2A A2 — 2.070% 10/15/2024(f)	760,000	752,082
NextGear Floorplan Master Owner Trust 2019-1A A2 — 3.210% 2/15/2024(f)	934,000	967,720
NextGear Floorplan Master Owner Trust 2018-2A A2 — 3.690% 10/15/2023(f)	412,000	422,559
Verizon Owner Trust 2019 A A1A — 2.930% 9/20/2023	847,000	867,884
Verizon Owner Trust 2019 A B — 3.020% 9/20/2023	532,000	548,113
Verizon Owner Trust 2019-C A1A — 1.940% 4/22/2024	1,532,000	1,567,876
Verizon Owner Trust 2019-C B — 2.060% 4/22/2024	925,000	941,221
Verizon Owner Trust 2019-B A1A — 2.330% 12/20/2023	141,000	144,383
Verizon Owner Trust 2019-B B — 2.400% 12/20/2023	1,006,000	1,034,161
Verizon Owner Trust 2018-1A C — 3.200% 9/20/2022(f)	1,400,000	1,427,318
Verizon Owner Trust 2018-A A1A — 3.230% 4/20/2023	1,656,000	1,682,101
Verizon Owner Trust 2018-A B — 3.380% 4/20/2023	556,000	574,917
Volvo Financial Equipment LLC Series 2019-2A A2 — 2.020% 8/15/2022(f)	1,440,046	1,449,663
Volvo Financial Equipment LLC Series 2019-1A A3 — 3.000% 3/15/2023(f)	1,206,000	1,230,476
Volvo Financial Equipment LLC Series 2019-1A A4 — 3.130% 11/15/2023(f)	250,000	259,703
Wheels SPV 2 LLC 2019-1A A3 — 2.350% 5/22/2028(f)	1,033,000	1,062,944
		$47,737,722
OTHER — 8.0%
CARS-DB4 LP 2020-1A A1 — 2.690% 2/15/2050(f)	$318,803	$322,793
InSite Issuer LLC 2020-1A C — 4.213% 9/15/2050(f)	298,000	298,186
InSite Issuer LLC 2016-1A C — 6.414% 11/15/2046(f)	1,000,000	1,020,813
LCM XIII LP 13A ARR, 3M USD LIBOR + 1.140%, FRN — 1.412% 7/19/2027(e)(f)	800,000	791,936
Magnetite XVI Ltd. 2015-16A AR, 3M USD LIBOR + 0.800%, FRN — 1.072% 1/18/2028(e)(f)	302,953	300,584
MelTel Land Funding LLC 2019-1A C — 6.070% 4/15/2049(f)	312,000	315,283
New Residential Mortgage LLC 2018-FNT1 A — 3.610% 5/25/2023(f)	649,113	649,280
NRZ Advance Receivables Trust 2015-ON1 2020-T2 AT2 — 1.475% 9/15/2053(f)	2,720,000	2,719,526

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(f)	$719,028	$719,011
Ocwen Master Advance Receivables Trust 2020-T1 AT1 — 1.278% 8/15/2052(f)	2,191,000	2,199,041
OHA Credit Funding 6 Ltd. 2020-6A E, 3M USD LIBOR + 7.330%, FRN — 7.582% 7/20/2031(e)(f)	1,418,000	1,415,873
Palmer Square Loan Funding Ltd. 2018-4A A1, 3M USD LIBOR + 0.900%, FRN — 1.180% 11/15/2026(e)(f)	147,859	147,233
Parliament Funding II Ltd. 2020-1A A, 3M USD LIBOR + 2.450%, FRN — 2.764% 8/12/2030(e)(f)	986,000	986,486
PFS Financing Corp. 2020-F A — 0.930% 8/15/2024(f)	460,000	460,822
PFS Financing Corp. 2020-F B — 1.420% 8/15/2024(f)	130,000	129,687
PFS Financing Corp. 2020-E B — 1.570% 10/15/2025(f)	1,151,000	1,146,795
PFS Financing Corp. 2020-A B — 1.770% 6/15/2025(f)	2,119,000	2,117,676
PFS Financing Corp. 2019-A A2 — 2.860% 4/15/2024(f)	1,420,000	1,456,542
PFS Financing Corp. 2019-A B — 3.130% 4/15/2024(f)	1,000,000	1,021,943
PFS Financing Corp. 2018-F A — 3.520% 10/15/2023(f)	486,000	500,850
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	2,083,000	2,105,338
TVEST 2020A LLC 2020-A A — 4.500% 7/15/2032(f)	791,221	791,736
		$21,617,434

TOTAL ASSET-BACKED SECURITIES (Cost $185,684,749)		$187,753,848

CORPORATE BONDS & NOTES — 3.0%
COMMUNICATIONS — 0.4%
Consolidated Communications, Inc. — 6.500% 10/1/2028(f)	$1,119,000	$1,139,981

CONSUMER, CYCLICAL — 1.6%
Air Canada 2020-1 Class C Pass Through Trust — 10.500% 7/15/2026(f)	$1,030,000	$1,048,297
American Airlines 2016-1 Class A Pass Through Trust — 4.100% 7/15/2029	844,166	654,229
American Airlines 2016-2 Class A Pass Through Trust — 3.650% 12/15/2029	1,047,488	817,041
Aramark Services, Inc. — 6.375% 5/1/2025(f)	316,000	327,716
Carnival Corp. — 11.500% 4/1/2023(f)	512,000	573,942
CD&R Smokey Buyer, Inc. — 6.750% 7/15/2025(f)	177,000	186,292
Royal Caribbean Cruises Ltd. — 11.500% 6/1/2025(f)	594,000	688,517
		$4,296,034
CONSUMER, NON-CYCLICAL — 0.7%
Cimpress plc — 7.000% 6/15/2026(f)	$335,000	$314,063
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary PIK — 11.500% 6/30/2024(f)	1,781,529	1,759,260
		$2,073,323
ENERGY — 0.3%
Natural Resource Partners LP / NRP Finance Corp. — 9.125% 6/30/2025(f)	$831,000	$729,651

TOTAL CORPORATE BONDS & NOTES (Cost $7,886,547)		$8,238,989

CORPORATE BANK DEBT — 5.6%
ABG Intermediate Holding 2 LLC, 1M USD LIBOR + 5.250% — 6.250% 9/27/2024(a)(e)	$584,000	$578,160

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 3.500% — 4.500% 9/27/2024(a)(e)	$963,303	$941,628
Asurion LLC Second Lien, 1M USD LIBOR + 3.000% — 3.150% 8/4/2025(a)(e)	745,000	745,000
BJ Services Inc., 3M USD LIBOR + 7.000% — 8.500% 1/3/2023(a)(b)(d)(e)	237,500	200,464
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024(a)(e)	1,127,372	1,126,166
Consolidated Communications, 1M USD LIBOR + 3.000% — 4.000% 10/4/2023(a)(e)	946,380	934,948
Delta Air Lines, Inc. 2020 Term Loan B, 3M USD LIBOR + 4.750% — 5.750% 4/29/2023(a)(e)	333,165	332,125
Frontier Communications Corp., 1M USD LIBOR + 2.000% — 5.250% 3/15/2024(a)(e)	1,273,226	1,057,027
Frontier Communications Corp., 1M USD LIBOR + 2.750% — 6.000% 6/15/2024(a)(e)	1,430,808	1,412,035
General Nutrition Centers, Inc., 1M USD LIBOR + 9.000% — 10.000% 12/23/2020(a)(e)	2,318,000	2,260,050
JC Penney Corp., Inc., 1M USD LIBOR + 11.750% — 13.000% 11/16/2020(a)(e)	749,709	952,131
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(a)(e)	480,181	147,656
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024(a)(e)	332,512	305,911
McDermott Super Senior Exit LC — 6/30/2024(a)(b)(d)	640,000	(51,200)
Mediaco Holding, Inc. Class A, 6.400% — 8.400% 11/25/2024(a)(b)(d)	1,214,502	1,083,985
PHI, Inc., 6M USD LIBOR + 7.000% — 8.000% 9/4/2024(a)(e)	1,189,283	1,177,390
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500% — 5.500% 8/16/2023(a)(e)	751,075	612,126
Tech Data Corp., 1M USD LIBOR + 3.500% — 3.645% 6/30/2025(a)(e)	470,000	470,978
Windstream Corp., 1M USD LIBOR + 0.000% — 7.500% 2/17/2024(a)(e)	283,588	170,152
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027(a)(e)	847,875	816,080

TOTAL CORPORATE BANK DEBT (Cost $15,467,810)		$15,272,812

U.S. TREASURIES — 8.3%
U.S. Treasury Bills — 0.007% 10/6/2020(g)	$1,635,000	$1,634,984
U.S. Treasury Bills — 0.084% 10/13/2020(g)	7,703,000	7,702,811
U.S. Treasury Bills — 0.086% 10/20/2020(g)	7,890,000	7,889,620
U.S. Treasury Bills — 0.081% 10/27/2020(g)	5,191,000	5,190,718

TOTAL U.S. TREASURIES (Cost $22,418,118)		$22,418,133

TOTAL BONDS & DEBENTURES — 106.2% (Cost $285,143,653)		$287,892,393

TOTAL INVESTMENT SECURITIES — 106.4% (Cost $285,759,438)		$288,438,260

SHORT-TERM INVESTMENTS — 0.9%
State Street Bank Repurchase Agreement — 0.00% 10/1/2020 (Dated 09/30/2020, repurchase price of $2,511,000, collateralized by $2,560,700 principal amount U.S. Treasury Notes — 0.125% 2022, fair value $2,561,268)	$2,511,000	$2,511,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,511,000)		$2,511,000

TOTAL INVESTMENTS — 107.3% (Cost $288,270,438)		$290,949,260
Other Assets and Liabilities, net — (7.3)%		(19,866,967)
NET ASSETS — 100.0% — NOTE 2		$271,082,293

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

(a)	Restricted securities. These restricted securities constituted 5.84% of total net assets at September 30, 2020, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.
(b)	Investments categorized as a significant unobservable input (Level 3). (See Note 1 of the Notes to Financial Statements).
(c)	Non-income producing security.
(d)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.66% of total net assets at September 30, 2020.
(e)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2020. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(h)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2020.

fpa Flexible fixed income fund

Portfolio of investments – RESTRICTED SECURITIES

September 30, 2020

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holding 2 LLC, 1M USD LIBOR + 5.250% — 6.250% 9/27/2024	07/15/2020	$570,069	$578,160	0.21%
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 3.500% — 4.500% 9/27/2024	03/06/2020, 03/12/2020, 03/20/2020	868,097	941,628	0.35%
Asurion LLC Second Lien, 1M USD LIBOR + 3.000% — 3.150% 8/4/2025	09/25/2020	745,931	745,000	0.28%
BJ Services Inc., 3M USD LIBOR + 7.000% — 8.500% 1/3/2023	03/31/2020	235,985	200,464	0.07%
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024	03/16/2020, 03/24/2020, 06/30/2020	1,062,478	1,126,166	0.42%
Consolidated Communications, 1M USD LIBOR + 3.000% — 4.000% 10/4/2023	03/18/2020, 05/04/2020, 06/30/2020	807,963	934,948	0.34%
Delta Air Lines, Inc. 2020 Term Loan B, 3M USD LIBOR + 4.750% — 5.750% 4/29/2023	04/27/2020	324,243	332,125	0.12%
Frontier Communications Corp., 1M USD LIBOR + 2.000% — 5.250% 3/15/2024	12/10/2019	1,049,533	1,057,027	0.39%
Frontier Communications Corp., 1M USD LIBOR + 2.750% — 6.000% 6/15/2024	03/20/2020, 04/14/2020	1,365,910	1,412,035	0.53%
General Nutrition Centers, Inc., 1M USD LIBOR + 9.000% — 10.000% 12/23/2020	02/14/2020, 04/12/2019, 12/11/2019, 03/12/2020, 03/23/2020, 07/23/2020	2,239,172	2,260,050	0.84%
JC Penney Corp., Inc., 1M USD LIBOR + 11.750% — 13.000% 11/16/2020	06/08/2020	762,867	952,131	0.35%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	03/30/2020, 06/08/2020, 07/08/2020	439,892	147,656	0.05%
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024	01/09/2019, 06/18/2019, 06/19/2019	332,434	305,911	0.11%
McDermott Super Senior Exit LC —6/30/2024	02/28/2020	(5,651)	(51,200)	(0.02)%
Mediaco Holding, Inc. Class A, 6.400% — 8.400% 11/25/2024	11/25/2019, 12/12/2019, 12/13/2019, 12/18/2019, 03/27/2020, 06/30/2020	1,204,068	1,083,985	0.40%
PHI Group, Inc.	08/19/2019	188,003	172,652	0.06%
PHI Group, Inc, Restricted	08/19/2019	427,782	373,215	0.14%
PHI, Inc., 6M USD LIBOR + 7.000% — 8.000% 9/4/2024	07/10/2019, 12/05/2019	1,171,170	1,177,390	0.44%
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500% — 5.500% 8/16/2023	11/18/2019	745,097	612,126	0.23%
Tech Data Corp., 1M USD LIBOR + 3.500% — 3.645% 6/30/2025	06/26/2020	463,261	470,978	0.17%
Windstream Corp., 1M USD LIBOR + 0.000% — 7.500% 2/17/2024	01/07/2020, 02/14/2020	271,291	170,152	0.06%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027	03/08/2019, 03/29/2019	814,000	816,080	0.30%
TOTAL RESTRICTED SECURITIES		$16,083,595	$15,818,679	5.84%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	—	—	$545,867	$545,867
Commercial Mortgage-Backed Securities
Agency	—	$3,265,236	—	3,265,236
Agency Stripped	—	2,420,453	—	2,420,453
Non-Agency	—	28,468,868	—	28,468,868
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	3,902,711	—	3,902,711
Agency Pool Fixed Rate	—	369,598	—	369,598
Agency Stripped	—	248,197	—	248,197
Non-Agency	—	—	1,704,971	1,704,971
Non-Agency Collateralized Mortgage Obligation	—	10,007,866	3,820,711	13,828,577
Asset-Backed Securities
Auto	—	44,248,032	—	44,248,032
Collateralized Loan Obligation	—	63,878,718	3,869,604	67,748,322
Credit Card	—	6,402,338	—	6,402,338
Equipment	—	47,737,722	—	47,737,722
Other	—	21,617,434	—	21,617,434
Corporate Bonds & Notes	—	8,238,989	—	8,238,989
Corporate Bank Debt	—	14,039,563	1,233,249	15,272,812
U.S. Treasuries	—	22,418,133	—	22,418,133
Short-Term Investment	—	2,511,000	—	2,511,000
	—	$279,774,858	$11,174,402	$290,949,260

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2020:

Investments	Beginning Value at December 31, 2019	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at September 30, 2020	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2020
Common Stocks	$489,398	$56,469	—	—	—	$545,867	$56,469
Residential Mortgage-Backed Securities Non-Agency	—	—	$1,704,971	—	—	1,704,971	—
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	1,204,188	(349)	4,367,375	$(1,456,657)	$(293,846)	3,820,711	—
Asset-Backed Securities Collateralized Loan Obligation	—	1,604	3,868,000	—	—	3,869,604	1,604
Corporate Bank Debt	2,554,734	(839,036)	639,096	(1,121,545)	—	1,233,249	(201,231)
	$4,248,320	$(781,312)	$10,579,442	$(2,578,202)	$(293,846)	$11,174,402	$(143,158)

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment. Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period.

There were transfers of $129,711 out of Level 2 into Level 3 and $423, 557 out of Level 3 into Level 2 during the period ended September 30, 2020.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2020:

Financial Assets	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stocks	$545,867	Recent Trade Activity (a)	Quotes/Prices	$7.25

Residential Mortgage-Backed Securities Non-Agency	$1,704,971	Third-Party Broker Quote (b)	Quotes/Prices	$100.00

Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$3,820,711	Third-Party Broker Quote (b)	Quotes/Prices	$99.78 - $100.00

Asset-Backed Securities Collateralized Loan Obligation	$1,070,604	Third-Party Broker Quote (b)	Quotes/Prices	$100.15
	2,799,000	Recent Trade Activity (e)	Cost	$100.00

Corporate Bank Debt	$1,284,449	Pricing Model (c)	Amortized Cost	$84.41 - $89.25
			Liqudity Discount	10%
	(51,200)	Pricing Model (d)	Quotes/Prices	$92.00

(a) The fair value is based on recent trade activity obtained from market makers in the security.

(b) The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(c) The Pricing Model technique for Level 3 securities involves amortized cost and the application of a discount for lack of liquidity. The discount reflects the current market expectation of discount needed in order to effect a transaction in a timely manner.

(d) The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(e) The significant unobservable inputs used in the fair value measurement are based on the most recent trade executed by the Fund.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2020 (excluding short-term investments), was $285,759,438 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$3,897,180
Gross unrealized depreciation:	(1,218,358)
Net unrealized appreciation:	$2,678,822